Cash and Cash Equivalents (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Denominated in HK [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents amount	$ 661,912	$ 22,146
Denominated in US [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents amount	$ 6,257,957	$ 4,858,267